Note 8 - Long-term Investments (Tables)	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
			As at November 30,					As at November 30,
			2023					2024
	Number of warrants(1)	Number of shares(1)	Fair value ($)	Additions ($)	Unrealized Gains (Losses) (FVTOCI) ($)	Unrealized Losses (FVTPL) ($)	Reclassification to Short-term Investments ($)	Fair Value ($)
Investment in GRC	-	21,533,125	45,052	190	(6,336)	-	-	38,906
Investment in NevGold - warrants(2)	1,488,100	-	28	-	-	-	(28)	-
			45,080	190	(6,336)	-	(28)	38,906
			As at November 30,					As at November 30,
			2022					2023
	Number of warrants(4)	Number of shares(4)	Fair value ($)	Additions ($)	Unrealized Gains (Losses) (FVTOCI) ($)	Unrealized Losses (FVTPL) ($)	Derecognition of investment measured at FVTOCI ($)	Fair Value ($)
Investment in GRC	-	21,433,125	75,557	654	(31,159)	-	-	45,052
Investment in NevGold - shares(3)	-	16,670,250	2,282	3,737	316		(6,335)	-
Investment in NevGold - warrants	1,488,100	-	-	208	-	(180)	-	28
			77,839	4,599	(30,843)	(180)	(6,335)	45,080